Other payables - Fair value derivative financial instruments (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Financial assets
Foreign currency forwards	€ 1
Financial liabilities
Foreign currency option	10
Level II
Financial assets
Foreign currency forwards	1
Financial liabilities
Foreign currency option	€ 10